Other Net Investment Result - Summary of Impairment Charges /(Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) on financial assets, excluding receivables	€ (69)	€ (237)	€ (119)
Impairment (losses) / reversals	(22)	(47)	(33)
Financial assets excluding receivables [member] | Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) on financial assets, excluding receivables	(21)	(40)	(4)
Non-financial assets and receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals	€ (1)	€ (7)	€ (29)